Concentrations of Credit Risk and Major Customers and Suppliers - Schedule of Concentrations of Credit Risk and Major Customers and Suppliers (Details)		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		32.90%		10.70%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]	15.40%		11.20%		16.50%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[2]	25.40%		21.80%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[2],[3]	41.20%		34.40%		33.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[4]	21.50%		22.10%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1],[4]	31.90%		24.00%		35.30%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[5]	28.40%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[6],[7]		[5]	12.90%			[5]
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		79.80%		83.00%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		88.50%		93.20%		96.70%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]		[5]	10.70%		11.90%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[8]	19.70%		10.90%
Supplier Concentration Risk [Member] | Supplier A [Member] | Net Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[8]	19.30%		10.70%			[9]
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[10]	15.50%		11.50%
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[9]	11.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[11]		[9]	24.20%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[9]
Supplier Concentration Risk [Member] | Supplier B [Member] | Net Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[9]		[9]	10.30%
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		35.20%		57.60%
Supplier Concentration Risk [Member] | Supplier [Member] | Net Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		35.50%		10.70%		21.60%
Supplier Concentration Risk [Member] | Supplier C [Member] | Net Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		16.20%			[9]	11.30%

[1]	Sales to these customers were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[2]	Customer C is the same entity as Supplier A below.
[3]	Sales to this customer was reported in the Metal Stamping operating segment.
[4]	Customer B is the same entity as Supplier D below.
[5]	Represented not reaching 10% threshold in the respective years.
[6]	Customer A is the same entity as Supplier E below.
[7]	Sub-contracting income received was reported in Electric OEM operating segment.
[8]	Supplier A is the same entity as Customer C above.
[9]	Represented not reaching 10% threshold in the respective years
[10]	Supplier E is the same entity as Customer A above.
[11]	Supplier D is the same entity as Customer B above.